Loan Installments (TABLE)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Loan Installments
Loan Installments

Installments on this loan have been advanced as follows:

Installment Date	Amount

April 17, 2015	$50,000
May 15, 2015	$50,000
June 16, 2015	$25,000
July 20, 2015	$25,000
August 18, 2015	$25,000
September 18, 2015	$25,000

Loan Installments.

Installments on this loan have been advanced as follows:

Installment Date	Amount

April 17, 2015	$50,000
May 15, 2015	$50,000
June 16, 2015	$25,000
July 20, 2015	$25,000
August 18, 2015	$25,000
September 18, 2015	$25,000